Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of gains losses on disposals of non-financial assets [Line items]
Tangible and intangible assets, gains	€ 87	€ 89	€ 131
Investments, gains	2	60	1,219
Gains on disposals of tangible and intangible assets and investments	89	149	1,350
Tangible and intangible assets, losses	(36)	(34)	(55)
Investments, losses	0	(1)	(4)
Losses on disposals of tangible and intangible assets and investments	(36)	(35)	(59)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	53	114	1,291
Custody Business (note 3)
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	0	0	989
Prisma
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	€ 0	€ 0	€ 194